Accounts payable and accrued liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - USD ($)	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Statement [Line Items]
Trade payables	$ 20,979,006	$ 9,447,394
Accrued fixed Assets	15,050,873	2,074,681
Accounts payable		9,447,394	$ 2,454,421
Accrued expenses		6,452,754	1,177,377
Accrued expenses	4,827,190	4,378,073
Accrued compensation	4,301,422	2,800,968	732,574
Total	$ 45,158,491	$ 18,701,116	$ 4,364,372